Dividends paid and proposed (Tables)	9 Months Ended
Sep. 30, 2019
Dividends paid and proposed
Summary of dividends paid and proposed

	Nine months ended
	September 30,	September 30,
	2018	2019
Proposed, declared and approved during the period:
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 34,593,126 or U.S.$ 0.28 per share		2,255
(Nine months ended September 30, 2018: no dividends)	—

Paid during the period:
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 34,593,126 or U.S.$ 0.28 per share		2,278
(Nine months ended September 30, 2018: no dividends)	—

Proposed for approval (not recognized as a liability as of September 30):
Nine months ended September 30, 2019: Interim dividend for 2019: U.S.$ 17,356,313 or U.S.$ 0.28 per share		1,109
(Nine months ended September 30, 2018: no dividends)	—

Dividends payable as of September 30:	—	—